Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues		¥ 573,418,256	$ 80,820,050	¥ 687,201,070	¥ 502,949,894
Cost of revenues		117,688,301	16,587,498	153,360,262	117,066,090
Gross profit		455,729,955	64,232,552	533,840,808	385,883,804
Operating expenses:
Selling and marketing		301,259,528	42,460,821	272,927,356	185,999,704
General and administrative		140,086,062	19,744,336	72,939,790	98,144,146
Impairment loss on inventory, property, plant and equipment and other assets		157,415,875	22,186,875	8,655,487	9,476,354
Research and development		302,800,992	42,678,082	318,700,526	211,222,263
Total operating expenses		901,562,457	127,070,114	673,223,159	504,842,467
Loss from operations		(445,832,502)	(62,837,562)	(139,382,351)	(118,958,663)
Other income (expenses):
Late fees for taxes other than income tax				(3,603)	(231,231)
Late fees for social security insurance		(756,201)	(106,582)	(747,609)	(1,852,378)
Government grants		20,708,778	2,918,785	26,072,517	23,020,413
Financial expenses, net		(44,344,808)	(6,250,149)	(30,857,673)	(2,717,433)
Fair value changes of warrant liability		4,458,844	628,449	21,358
Other (expense) income, net		10,572,411	1,490,121	551,760	(327,987)
Total other income (expense), net		(9,360,976)	(1,319,376)	(4,963,250)	17,891,384
Loss before income taxes		(455,193,478)	(64,156,938)	(144,345,601)	(101,067,279)
Income tax (expense) benefit		21,728,607	3,062,524	(1,133,504)	(4,937,122)
Net loss		(433,464,871)	(61,094,414)	(145,479,105)	(106,004,401)
Accretion to redemption value of convertible redeemable preferred shares				(137,991,697)	(130,662,326)
Other comprehensive income (loss): foreign currency translation adjustment		(3,767,798)	(531,050)	(137,500,063)	38,864,606
Net loss attributable to Lakeshore Group		(433,464,871)	(61,094,414)	(283,470,802)	(236,666,727)
Net loss		(433,464,871)	(61,094,414)	(145,479,105)	(106,004,401)
Total comprehensive loss		¥ (437,232,669)	$ (61,625,464)	¥ (282,979,168)	¥ (67,139,795)
Loss per share*:
Loss per share basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (4.05)	$ (0.57)	¥ (2.35)	¥ (1.71)
Weighted average number of ordinary shares outstanding*:
Weighted average number of ordinary shares outstanding basic (in Shares)	[1]	106,923,121	106,923,121	61,785,466	61,827,883

[1]	Gives retroactive effect to the business combination in March 2023.